Leases - Narrative (Details)	2 Months Ended	12 Months Ended
	May 28, 2024 USD ($) lease	Mar. 31, 2024 USD ($) lease	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease expense		$ 33,700,000	$ 34,300,000	$ 40,000,000
Loss on early termination of operating leases		$ 0	$ 4,400,000	$ 0
Number of leases signed but not yet commenced | lease		1
Approximate lease value		$ 15,000,000
Lease liability		$ 221,000,000
Subsequent Event
Lessee, Lease, Description [Line Items]
Number of leases renewed | lease	2
Lease liability	$ 19,000,000